SUMMARY OF CRITICAL ACCOUNTING POLICIES AND USE OF ESTIMATES (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Summary Of Critical Accounting Policies [Line Items]
Research and Development Expense, Total	$ 323,000	$ 815,000	$ 2,303,000	$ 3,691,000
Cash and Cash Equivalents, at Carrying Value, Total	$ 1,558,000	$ 1,403,000	2,465,000	2,316,000	$ 3,587,000
Depreciation			4,000	7,000
Credit Concentration Risk [Member]
Summary Of Critical Accounting Policies [Line Items]
Cash			$ 2,100,000	$ 1,900,000
Maximum [Member] | Office Equipment [Member]
Summary Of Critical Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life			5 years
Maximum [Member] | Licensing Agreements [Member]
Summary Of Critical Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life			17 years
Minimum [Member] | Office Equipment [Member]
Summary Of Critical Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life			3 years
Minimum [Member] | Licensing Agreements [Member]
Summary Of Critical Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life			12 years